Other Expense, Net	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Expense, Net
4. OTHER EXPENSE, NET
Other expense, net consists of significant items such as: impairment charges; restructuring costs generally related to significant plant closures or consolidations; net losses (gains) on investments; gains or losses on disposal of facilities or businesses; and other items not reflective of ongoing operating profit or loss. For the years ended December 31, 2025 and 2024, Other expense, net consists of:

	2025	2024

Impairment of assets [a]	$615	$79
Restructuring activities [b]	118	187
Investments [c]	3	9
Impacts related to Fisker Inc. [“Fisker”] [d]	—	198
Gain on business combination [e]	—	(9)
Other expense, net	$736	$464

[a]	Impairment of assets
During 2025, the Company concluded that indicators of impairment were present for finite-lived intangible assets and goodwill in the Electronics reporting unit within our Power & Vision segment. The conclusion was based on lower than expected sales and reduced volume projections, reflecting slower growth relative to expectations. Contributing factors include OEM delays in sourcing cycles as they reassess vehicle architecture, as well as a change in market dynamics in China. Accordingly, the Company undertook impairment analyses to determine the fair value of the finite-lived intangible assets and goodwill utilizing estimated discounted cash flows to derive fair values. Based on the analyses, the carrying value of the reporting unit’s finite-lived intangible assets exceeded fair value by $212 million, and the carrying value of net assets exceeded the fair value of the reporting unit by $379 million. As a result, the Company recorded a $591 million [$554 million after tax]
non-cash
impairment charge. The finite-lived intangible asset impairment charges included $158 million related to patents and technology, and $54 million related to customer relationship intangibles. The inputs utilized in the analyses are classified as Level 3 inputs within the fair value hierarchy as defined in ASC 820, “Fair Value Measurement”, and primarily consist of expected revenues and costs, estimated production volumes, future growth rates and the appropriate discount rates (based on weighted average cost of capital).
During 2025, the Company also recorded an impairment charge of $24 million [$24 million after tax] on fixed assets and other assets at a European facility in its Body Exteriors & Structures segment.
During 2024, the Company recorded an impairment charge of $79 million [$79 million after tax] on fixed assets, right of use assets and intangible assets at two European facilities in its Power & Vision segment.

[b]	Restructuring activities
The Company recorded restructuring charges related to significant plant closures and consolidations primarily in Europe and to a lesser extent in North America and Asia Pacific.

	2025	2024

Complete Vehicles [i]	$58	$55
Power & Vision [ii]	51	104
Body Exteriors & Structures [iii]	9	28
Other expense, net	118	187
Tax effect	(4)	(28)
Net loss attributable to Magna	$114	$159

[i]	During 2025, the Company recorded $58 million [$58 million after tax] of charges related to rightsizing activities at two facilities in Europe.

[ii]
During 2025, the Company recorded $41 million [$37 million after tax] of charges related to significant rightsizing activities and plant consolidations at facilities primarily in Europe, as well as $10 million [$10 million after tax] of equity losses related to the Company’s share of restructuring activities at an equity method investee.

[iii]	During 2025, the Company recorded $9 million [$9 million after tax] of charges related to rightsizing activities at two facilities in Europe.

[c]	Investments

	2025	2024

Revaluation loss (gain) on public company warrants	$8	$(17)
Non-cash impairment charge [i]	2	13
Net revaluation (gain) loss on public and private equity investments	(4)	13
Sales of public equity investments	(3)	—
Other expense, net	3	9
Tax effect	1	3
Net loss attributable to Magna	$4	$12

[i]	The non-cash impairment charge relates to the impairment of a private equity investment.

[d]	Impacts related to Fisker
During 2024, Fisker filed for Chapter 11 bankruptcy protection in
the United States and for similar protection in Austria. As a result, the Company recorded impairment charges on its Fisker related net assets and supplier related settlements, including its Fisker warrants, which were received in connection with the agreements with Fisker for platform sharing, engineering and manufacturing of the Fisker Ocean SUV. The Company also recorded additional restructuring charges during 2024 related to its Fisker related assembly operations. In the course of such bankruptcy proceedings, the Company terminated its manufacturing agreement for the Fisker Ocean SUV and recognized the remaining $196 million of deferred revenue into income.

	2025	2024

Impairment and supplier related settlements	$—	$330
Impairment of Fisker warrants	—	33
Additional restructuring related to Complete Vehicles	—	31
Recognition of deferred revenue	—	(196)
Other expense, net	—	198
Tax effect	—	(37)
Net loss attributable to Magna	$—	$161

[e]	Gain on business combination
During 2024, the Company acquired a business in the Body Exteriors & Structures segment for $5 million, which resulted in
a bargain purchase gain of $9 million [$9 million after tax].